Profit and loss information - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Finance costs	€ 14,183	€ 7,153	€ 24,403	€ 13,709
Bank borrowings (including amortization of capitalized financing fees)	6,500	5,600	12,400	11,100
Other finance cost	3,800	700	3,400	1,300
Foreign exchange loss	3,700	800	8,400	1,000
Foreign exchange gain	300	0	300	0
Interest income on deposits	100	100	200	100
Adjustment in respect of current income tax of previous periods	3,162	1,177	3,587	975
German Tax Authority
Disclosure of attribution of expenses by nature to their function [line items]
Adjustment in respect of current income tax of previous periods	3,200		3,200
Warrants
Disclosure of attribution of expenses by nature to their function [line items]
Loss on change in fair value of derivatives	(1,500)
Gain on change in fair value of derivatives		24,500	2,100	13,700
Put options | ZigZag
Disclosure of attribution of expenses by nature to their function [line items]
Loss on change in fair value of derivatives	(100)	(600)		(600)
Gain on change in fair value of derivatives			2,100
Put options | Yocuda
Disclosure of attribution of expenses by nature to their function [line items]
Loss on change in fair value of derivatives	€ (300)	€ (2,000)		€ (2,000)
Gain on change in fair value of derivatives			€ 800